Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest, net of capitalized interest	$ 182	$ 191	$ 211
Cash paid for income taxes, net of recoveries	$ 58	$ 43	$ 48